Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-based compensation.
Schedule of total compensation costs recognized

	Six months ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	116	14	2
Sales and marketing	7	—	—
General and administrative	571	764	113
Total	694	778	115